Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
UFACTORY [Member]
Business Combination [Line Items]
Summary of reconciliation of purchase price consideration	The following is a reconciliation of purchase price consideration:

	Amount
	RMB	US$
Cash consideration	99,460	14,223
Fair value of previously held equity interests (iv)	31,473	4,501
Total	130,933	18,724

Summary of fair values of assets acquired and liabilities assumed	The following table summarizes the fair values of the assets acquired and liabilities assumed from UFACTORY as of the acquisition date:

	Amount
	RMB	US$
Net assets acquired (i)	95,942	13,720
Amortizable intangible assets (ii)
Customer Relationship	24,014	3,434
Trademark	9,685	1,385
Technology	3,700	529
Goodwill (iii)	35,935	5,139
Deferred tax liabilities	(5,610)	(802)
Non-controlling interests (iv)	(32,733)	(4,681)
Total	130,933	18,724

(i) Net assets acquired primarily consists of cash and cash equivalents, accounts receivable, and inventories of RMB96,031 (US$13,732) and accounts payable, accrued expenses and other current liabilities of RMB4,956 (US$708) as of the date of acquisition.

(ii) Acquired amortizable intangible assets had an amortization period of 4 to 10 years. The fair value estimate of technology was estimated using the replacement cost new method. The fair value estimate of trademark was estimated using the relief-from-royalty method. Key assumptions and estimates used are forecasted revenue and discount rate. The fair value estimate of customer relationships was estimated using the multi-period excess earnings method. Key assumptions and estimates used in deriving the projected cash flows are forecasted revenue, EBIT margin, and discount rate.

(iii) Goodwill arising from the acquisition of UFACTORY was attributable to the benefit of expected synergies, the assembled workforce, revenue growth and future market development as of the date of acquisition and assigned to AI and others segment. Goodwill arising from the acquisition is not expected to be deductible for tax purposes.

(iv) The fair value of the non-controlling interests in UFACTORY, as well as the previously held equity interests, was determined with the assistance of an independent third-party valuation firm using the discounted cash flow method. Key assumptions and estimates used are forecasted revenue, EBIT margin, and discount rate.

Beijing OrionStar [Member]
Business Combination [Line Items]
Summary of reconciliation of purchase price consideration	The following is a reconciliation of purchase price consideration for the acquirers:

Amount
RMB
Cash consideration	268,724
Fair value of previously held equity interests	316,672
Settlement of convertible loan provided to Beijing Orionstar	118,091
Settlement of amounts due from Beijing Orionstar Group	69,648
Total	773,135

Summary of fair values of assets acquired and liabilities assumed	The following table summarizes the fair values of the assets acquired and liabilities assumed from Beijing OrionStar as of the acquisition date:

Amount
RMB
Net assets acquired (i)	136,534
Amortizable intangible assets (ii)
Robot technology	140,000
Large language model (LLM) technology	57,000
Trademark	15,000
Goodwill (iii)	576,989
Deferred tax liabilities	(31,800)
Non-controlling interests and mezzanine equity(iv)	(120,588)
Total	773,135

(i) Net assets acquired primarily consists of cash and cash equivalent, inventories, equity method investment and deferred tax assets of RMB221,898 and accounts payable, deferred revenue, due to related parties of RMB121,366 as of the date of acquisition.

(ii) Acquired amortizable intangible assets had an amortization period of 8.0 years. The fair value estimate of technology was estimated using the multi-period excess earnings method. Key assumptions and estimates used in deriving the projected cash flows are forecasted revenue, EBIT margin, and discount rate. The fair value estimate of trademark was estimated using the relief-from-royalty method. Key assumptions and estimates used are forecasted revenue and discount rate.

(iii) Goodwill arising from the acquisition of Beijing OrionStar was attributable to the benefit of expected synergies, the assembled workforce, revenue growth and future market development as of the date of acquisition and assigned to AI and others segment. Goodwill arising from the acquisition is not expected to be deductible for tax purposes.

(iv) According to the articles of association of Beijing OrionStar, equity interests held by two shareholders are preferred shares and was contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Group and was classified as mezzanine equity. Detailed description of mezzanine equity is disclosed in Note 20. Fair value of the non-controlling interests and mezzanine equity, as well as the previous held equity interests mentioned above was determined with the assistance of an independent valuation firm using discount cash flow method. Key assumptions and estimates used are forecasted revenue, EBIT margin, discount rate and volatility.